Note 4. Related Party Transactions Not Disclosed Elsewhere: Schedule of Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2015
Tables/Schedules
Schedule of Related Party Transactions

	June 30, 2015	December 31, 2014
Beginning balance	$-	$161,729
Increase due to payments made on behalf of the company	$-	$21,625
Less March 24, 2014 conversion to convertible note	$-	$(40,000)
Less December 15, 2014 conversion to promissory note	$-	$(22,375)
Obligation transferred to unrelated party	$-	$(120,979)
Total	-	-
Less current portion	-	-
Due after one year	$-	$-